Share Based Compensation Plans - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2024 shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period		3 years
Option expiration term		7 years
Number Of Deferred Share Units Outstanding		1,470	1,470
Events After Reporting Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based compensation number of shares vested	265,143
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term		3 years
Number of units redeemed		266,744	266,876
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term		3 years
Number of units redeemed		438,612	143,659
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of units redeemed		18,830
Executive Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share unit vesting period		3 years
Net earnings (loss) | $		$ (3,000,000)	$ 0
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options granted		0	0